Financing Arrangements (Tables) - Rigetti Computing, Inc	3 Months Ended
Mar. 31, 2022
Short-term Debt [Line Items]
Long term debt and the unamortized discount
The book value of debt approximates its fair value given its maturity and variable interest rate. Long term debt and the unamortized discount balances are as follows:

	March 31, 2022	December 31, 2021
	(in thousands)
Outstanding principal amount	$32,000	$27,000
Add: accreted liability of final payment fee	188	125
Less: unamortized debt discount, long term	(1,421)	(1,618)
Less: current portion of long term debt - principal	(3,089)	(1,291)

Debt—net of current portion	$27,678	$24,216

Current portion of long term debt - principal	$3,089	$1,291
Less: current portion of unamortized debt discount	(724)	(716)

Debt—current portion	$2,365	$575

Scheduled principal payments on total outstanding debt
Scheduled principal payments on total outstanding debt, as of March 31, 2022, are as follows:

	March 31, 2022	December 31, 2021
	(in thousands)
2022	$702	$702
2023	9,273	8,682
2024	12,914	11,008
2025	8,734	6,608
2026	377	—

	$32,000	$27,000